Quarterly Financial Data (Unaudited) (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Nov. 25, 2018	Aug. 26, 2018	May 27, 2018	Feb. 25, 2018	Nov. 26, 2017	Aug. 27, 2017	May 28, 2017	Feb. 26, 2017	Nov. 25, 2018	Nov. 26, 2017	Nov. 27, 2016
Quarterly Financial Information Disclosure [Line Items]
Net revenues	$ 1,591,860	$ 1,394,153	$ 1,245,742	$ 1,343,685	$ 1,465,793	$ 1,268,391	$ 1,067,855	$ 1,101,991	$ 5,575,440	$ 4,904,030	$ 4,552,739
Cost of goods sold	744,448	652,591	574,865	605,561	682,638	611,762	509,463	537,438	2,577,465	2,341,301	2,223,727
Gross profit	847,412	741,562	670,877	738,124	783,155	656,629	558,392	564,553	2,997,975	2,562,729	2,329,012
Selling, general and administrative expenses	719,584	582,953	594,353	564,025	633,297	510,309	495,741	456,213	2,460,915	2,095,560	1,866,805
Operating income	127,828	158,609	76,524	174,099	149,858	146,320	62,651	108,340	537,060	467,169	462,207
Interest expense	(9,637)	(15,697)	(14,465)	(15,497)	(16,298)	(14,476)	(17,895)	(19,934)	(55,296)	(68,603)	(73,170)
Loss on early extinguishment of debt					0	0	(22,793)	0	0	(22,793)	0
Other (expense) income, net	17,214	(3,032)	13,653	(9,577)	5,421	(14,734)	(18,087)	408	18,258	(26,992)	18,223
Income before income taxes	135,405	139,880	75,712	149,025	138,981	117,110	3,876	88,814	500,022	348,781	407,260
Income tax expense (benefit)	38,145	10,299	(1,320)	167,654	21,748	27,631	(13,847)	28,693	214,778	64,225	116,051
Net (loss) income	97,260	129,581	77,032	(18,629)	117,233	89,479	17,723	60,121	285,244	284,556	291,209
Net (income) loss attributable to noncontrolling interest	(162)	543	(2,100)	(383)	(1,481)	(1,487)	(207)	22	(2,102)	(3,153)	(157)
Net (loss) income attributable to Levi Strauss & Co.	$ 97,098	$ 130,124	$ 74,932	$ (19,012)	$ 115,752	$ 87,992	$ 17,516	$ 60,143	$ 283,142	$ 281,403	$ 291,052
Earnings per common share attributable to common stockholders:
Basic	$ 0.26	$ 0.34	$ 0.20	$ (0.05)	$ 0.31	$ 0.23	$ 0.05	$ 0.16	$ 0.75	$ 0.75	$ 0.78
Diluted	$ 0.25	$ 0.33	$ 0.19	$ (0.05)	$ 0.30	$ 0.23	$ 0.05	$ 0.16	$ 0.73	$ 0.73	$ 0.76
Restatement Adjustment [Member] | Recognition of Stock-based Compensation Expense [Member]
Quarterly Financial Information Disclosure [Line Items]
Selling, general and administrative expenses						$ 9,500				$ 8,300
Net (loss) income attributable to Levi Strauss & Co.						$ (5,800)				$ (5,100)